1933 Act File No.33-30950
                                        1940 Act File No.811-5900

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective Amendment No.       ..............

  Post-Effective Amendment No.   21  .............        x

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No.       ............................

                              THE STARBURST FUNDS
               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)
             John W. McGonigle, Esquire, Federated Investors Tower,
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X   immediately upon filing pursuant to paragraph (b)
    on                   pursuant to paragraph (b)
       -----------------
    60 days after filing pursuant to paragraph (a)
    on                 pursuant to paragraph (a) of Rule 485.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X   filed the Notice required by that Rule on December 15, 1995; or
    intends to file the Notice required by that Rule on or about
              ; or
   -----------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                   Copies to:

  Charles H. Morin, Esquire
  Dickstein, Shapiro & Morin, L.L.P.
  2101 L Street, N.W.
  Washington, D.C.  20037



CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                         Proposed
Title of                      Proposed   Maximum
Securities      Amount        Maximum    AggregateAmount of
Being           Being       Offering Price   Offering  Registration
Registered     Registered     Per Unit    Price*     Fee

Shares of
Beneficial          133,655,990          $1.03    $137,047,487   $100.00
Interest
(No Par Value)



*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 of the Investment Company Act of 1940. The total amount of securities redeemed during the previous fiscal year was 1,046,789,816. The total amount of redeemed securities used for reductions pursuant to paragraph
(a) of Rule 24e-2 or paragraph (c) of Rule 24f-2 during the current year was 913,133,826. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is 133,655,990.



CONTENTS OF AMENDMENT

  This Post-Effective Amendment No. 21 to the Registration Statement of THE STARBURST FUNDS is comprised of the following papers and documents:

     1.The facing sheet to register a definite number of shares of beneficial interest, no par value, of THE STARBURST FUNDS;

     2.The legal opinion of the counsel for
       the Registrant, as to the legality
       of shares being offered; and as to the eligibility to become effective pursuant to Paragraph (b) of Rule 485; and

     3.Signature page.


SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE STARBURST FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 15th day of December, 1995.

                              THE STARBURST FUNDS

          BY:  /s/ C. Grant Anderson
             C. Grant Anderson, Assistant Secretary
             Attorney in Fact for John F. Donahue
             December 15, 1995


  Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                     TITLE              DATE

By:  /s/ C. Grant Anderson
   C. Grant Anderson       Attorney In Fact    December 15, 1995
   Assistant Secretary     For the Persons
                           Listed Below

   NAME                     TITLE

John F. Donahue*           Chairman and Trustee
                           (Chief Executive Officer)

J. Christopher Donahue     President

Edward C. Gonzales*        Vice President and Treasurer
                           (Principal Financial and
                           Accounting Officer)

Edward L. Flaherty, Jr.*   Trustee

Gregor F. Meyer*           Trustee

Marjorie P. Smuts*         Trustee

William J. Copeland*       Trustee

James E. Dowd*             Trustee

Lawrence D. Ellis, M.D.*   Trustee

Wesley W. Posvar*          Trustee

Peter E. Madden*           Trustee

John T. Conroy, Jr.*       Trustee

* By Power of Attorney





                       CONVERSION OF NET REDEMPTIONS ON
                         RULE 24f-2 NOTICE TO FILING
                               UNDER RULE 24e-2


When a negative amount appears on the line captioned "Total amount upon which the fee calculated specified in Section 6(b) of the Securities Act of 1933 is based", the following calculation should be made to determine the share information needed to file under Rule 24e-2:


Total redemptions (per annual report)   1,046,789,816
Less: the sum of lines 10 and 11
    - Rule 24f-2 notice                   913,133,826
Shares available to register under
     Rule 24e-2                          133,655,990(a)

Fund's Current Net Asset Value       $           1.03(b)

Multiply:  Shares available to register
under Rule 24e-2 by the fund's current
net asset value (a x b) to obtain Proposed